UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Voyager Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (95.5%)(a)
			Shares	Value

Aerospace and defense (2.6%)

Airbus Group NV (France)			6,925	$434,682

General Dynamics Corp.			10,400	1,321,736

Honeywell International, Inc.			59,700	5,559,264

L-3 Communications Holdings, Inc.			25,500	3,032,460

Northrop Grumman Corp.			30,200	3,979,152

Precision Castparts Corp.			11,500	2,724,120

United Technologies Corp.			57,100	6,029,760

				23,081,174
Airlines (1.8%)

American Airlines Group, Inc.			215,200	7,635,296

Delta Air Lines, Inc.			221,370	8,002,526

				15,637,822
Automobiles (1.4%)

Fiat SpA (Rights) (Italy)(F)			280,393	—

Fiat SpA (Italy)(NON)			280,393	2,704,049

General Motors Co.			142,700	4,557,838

Tesla Motors, Inc.(NON)(S)			12,300	2,984,964

Toyota Motor Corp. (Japan)			29,900	1,757,132

				12,003,983
Banks (2.2%)

Bank of America Corp.			113,700	1,938,585

Bank of Ireland (Ireland)(NON)			2,707,898	1,060,782

Citigroup, Inc.			56,900	2,948,558

Dubai Islamic Bank PJSC (United Arab Emirates)			1,162,751	2,614,773

Fifth Third Bancorp			137,200	2,746,744

KeyCorp			66,900	891,777

Regions Financial Corp.			89,500	898,580

Societe Generale SA (France)			51,299	2,607,461

SVB Financial Group(NON)			19,700	2,208,173

UniCredit SpA (Italy)			235,180	1,841,698

				19,757,131
Biotechnology (8.7%)

Aegerion Pharmaceuticals, Inc.(NON)(S)			248,850	8,306,613

AMAG Pharmaceuticals, Inc.(NON)			38,800	1,238,108

Biogen Idec, Inc.(NON)			28,200	9,328,842

BioMarin Pharmaceutical, Inc.(NON)			19,800	1,428,768

Celgene Corp.(NON)(S)			140,400	13,307,112

Cubist Pharmaceuticals, Inc.(NON)			110,900	7,357,106

Dynavax Technologies Corp.(NON)(S)			1,225,100	1,751,893

Gilead Sciences, Inc.(NON)			302,300	32,179,835

Vertex Pharmaceuticals, Inc.(NON)			19,591	2,200,265

				77,098,542
Building products (0.3%)

Assa Abloy AB Class B (Sweden)			27,143	1,391,920

Ply Gen Holdings, Inc.(NON)(S)			85,560	927,470

				2,319,390
Capital markets (2.6%)

Carlyle Group LP (The)			55,993	1,705,547

Charles Schwab Corp. (The)			289,700	8,514,283

E*Trade Financial Corp.(NON)			131,400	2,968,326

KKR & Co. LP			304,000	6,779,200

RCS Capital Corp. Class A			42,000	945,840

State Street Corp.			24,900	1,832,889

				22,746,085
Chemicals (2.1%)

Chemtura Corp.(NON)			96,833	2,259,114

Dow Chemical Co. (The)			28,300	1,484,052

Monsanto Co.			107,100	12,049,821

Tronox, Ltd. Class A			99,708	2,597,393

				18,390,380
Commercial services and supplies (0.1%)

Tyco International, Ltd.			14,800	659,636

				659,636
Communications equipment (1.1%)

Alcatel-Lucent ADR (France)(NON)(S)			930,300	2,818,809

Qualcomm, Inc.			87,491	6,541,702

				9,360,511
Construction materials (0.2%)

CaesarStone Sdot-Yam, Ltd. (Israel)			33,213	1,716,448

				1,716,448
Consumer finance (0.2%)

American Express Co.			20,700	1,812,078

				1,812,078
Diversified consumer services (0.4%)

H&R Block, Inc.			69,000	2,139,690

ITT Educational Services, Inc.(NON)(S)			410,784	1,762,263

				3,901,953
Diversified financial services (0.4%)

CME Group, Inc.			25,300	2,022,862

Interactive Brokers Group, Inc. Class A			71,300	1,778,935

				3,801,797
Diversified telecommunication services (0.2%)

Telecom Italia SpA RSP (Italy)			1,919,352	1,701,057

				1,701,057
Electrical equipment (0.9%)

Eaton Corp PLC			84,900	5,380,113

Generac Holdings, Inc.(NON)(S)			56,600	2,294,564

				7,674,677
Electronic equipment, instruments, and components (0.6%)

Anixter International, Inc.			54,503	4,624,035

Japan Display, Inc. (Japan)(NON)(S)			128,000	620,152

				5,244,187
Energy equipment and services (2.9%)

Aker Solutions ASA (Norway)			23,546	94,630

Aker Solutions ASA 144A (Norway)(NON)			114,535	1,140,938

Ezion Holdings, Ltd. (Singapore)			2,470,360	3,506,469

Halliburton Co.			169,993	10,966,248

Schlumberger, Ltd.			65,625	6,673,406

Transocean, Ltd. (Switzerland)(S)			92,300	2,950,831

				25,332,522
Food and staples retail (0.1%)

CVS Health Corp.			11,700	931,203

				931,203
Gas utilities (0.1%)

Tokyo Gas Co., Ltd. (Japan)			155,000	871,850

				871,850
Health-care equipment and supplies (1.4%)

Abbott Laboratories			44,700	1,859,073

Baxter International, Inc.			22,000	1,578,940

Medtronic, Inc.			16,700	1,034,565

St. Jude Medical, Inc.			63,900	3,842,307

TransEnterix, Inc.(NON)(S)			229,040	998,614

Zimmer Holdings, Inc.			35,200	3,539,360

				12,852,859
Health-care providers and services (0.2%)

Express Scripts Holding Co.(NON)			30,269	2,137,899

				2,137,899
Health-care technology (0.1%)

Castlight Health, Inc. Class B(NON)(S)			95,730	1,238,746

				1,238,746
Hotels, restaurants, and leisure (3.7%)

Burger King Worldwide, Inc.(S)			36,100	1,070,726

Las Vegas Sands Corp.			92,400	5,748,204

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			78,600	2,066,394

Penn National Gaming, Inc.(NON)			72,000	807,120

Starbucks Corp.			47,300	3,569,258

Thomas Cook Group PLC (United Kingdom)(NON)			6,535,481	12,521,283

Wynn Resorts, Ltd.			37,000	6,921,960

				32,704,945
Household durables (4.3%)

Beazer Homes USA, Inc.(NON)(S)			127,261	2,135,440

Panasonic Corp. (Japan)			444,000	5,285,866

PulteGroup, Inc.			1,087,800	19,210,548

Skyworth Digital Holdings, Ltd. (China)			3,036,000	1,576,038

Sony Corp. (Japan)			135,800	2,447,043

Whirlpool Corp.			53,440	7,783,536

				38,438,471
Industrial conglomerates (2.0%)

Siemens AG (Germany)			84,663	10,090,682

Toshiba Corp. (Japan)			1,604,000	7,438,861

				17,529,543
Insurance (3.0%)

American International Group, Inc.			55,200	2,981,904

Assured Guaranty, Ltd.			523,281	11,595,907

Genworth Financial, Inc. Class A(NON)			247,200	3,238,320

Hartford Financial Services Group, Inc. (The)			248,870	9,270,408

				27,086,539
Internet and catalog retail (3.0%)

Amazon.com, Inc.(NON)			13,200	4,256,208

Bigfoot GmbH (acquired 8/2/13, cost $2,088,293) (Private) (Brazil)(F)(RES)(NON)			95	1,291,063

Ctrip.com International, Ltd. ADR (China)(NON)			50,200	2,849,352

Groupon, Inc.(NON)(S)			223,200	1,490,976

Priceline Group, Inc. (The)(NON)			11,203	12,979,572

Zalando SE (acquired 9/30/13, cost $3,497,530) (Private) (Germany)(F)(RES)(NON)			145,860	3,564,822

Zalando SE (Germany)(NON)			19,753	536,404

				26,968,397
Internet software and services (10.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			128,811	11,444,857

AOL, Inc.(NON)			21,600	970,920

Facebook, Inc. Class A(NON)			326,369	25,796,206

Google, Inc. Class A(NON)			84,568	49,760,657

Monster Worldwide, Inc.(NON)(S)			154,918	852,049

Pandora Media, Inc.(NON)(S)			121,600	2,937,856

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)(S)			16,400	1,106,508

Twitter, Inc.(NON)			57,400	2,960,692

Yahoo!, Inc.(NON)			14,200	578,650

				96,408,395
IT Services (3.0%)

MasterCard, Inc. Class A			36,500	2,698,080

Unisys Corp.(NON)(S)			100,201	2,345,705

Visa, Inc. Class A(S)			102,300	21,827,751

				26,871,536
Leisure products (0.2%)

Brunswick Corp.			42,275	1,781,469

				1,781,469
Life sciences tools and services (0.7%)

Agilent Technologies, Inc.			59,200	3,373,216

Thermo Fisher Scientific, Inc.			25,800	3,139,860

				6,513,076
Machinery (0.2%)

Pall Corp.			16,800	1,406,160

				1,406,160
Media (4.2%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(S)			179,071	2,723,714

CBS Corp. Class B (non-voting shares)			91,600	4,900,600

Comcast Corp. Class A			195,815	10,530,931

DISH Network Corp. Class A(NON)			66,941	4,323,050

Grupo Televisa SAB ADR (Mexico)			53,400	1,809,192

Liberty Global PLC Ser. A (United Kingdom)(NON)			87,349	3,715,826

Live Nation Entertainment, Inc.(NON)			127,200	3,055,344

MDC Partners, Inc. Class A			45,400	871,226

Mediaset SpA (Italy)(NON)			555,451	2,125,047

Time Warner Cable, Inc.			6,800	975,732

Time Warner, Inc.			8,500	639,285

Twenty-First Century Fox, Inc.			43,276	1,483,934

				37,153,881
Metals and mining (0.5%)

Barrick Gold Corp. (Canada)			109,400	1,603,804

Freeport-McMoRan, Inc. (Indonesia)			34,826	1,137,069

Newmont Mining Corp.			72,000	1,659,600

				4,400,473
Multiline retail (0.2%)

Macy's, Inc.			36,900	2,146,842

				2,146,842
Oil, gas, and consumable fuels (2.3%)

Cobalt International Energy, Inc.(NON)			50,200	682,720

CONSOL Energy, Inc.			57,700	2,184,522

EOG Resources, Inc.			91,400	9,050,428

EP Energy Corp. Class A(NON)(S)			178,100	3,113,188

Genel Energy PLC (United Kingdom)(NON)			232,425	3,143,344

Royal Dutch Shell PLC Class A (United Kingdom)			24,571	937,191

Whiting Petroleum Corp.(NON)			17,400	1,349,370

				20,460,763
Paper and forest products (—%)

Louisiana-Pacific Corp.(NON)(S)			24,864	337,902

				337,902
Personal products (0.9%)

Coty, Inc. Class A(S)			490,917	8,124,676

				8,124,676
Pharmaceuticals (6.0%)

AbbVie, Inc.(S)			98,600	5,695,136

Actavis PLC(NON)			55,715	13,442,915

Allergan, Inc.			16,100	2,868,859

Bristol-Myers Squibb Co.			43,300	2,216,094

Endo International PLC(NON)			68,700	4,694,958

Impax Laboratories, Inc.(NON)			37,600	891,496

Jazz Pharmaceuticals PLC(NON)			127,808	20,520,852

Medicines Co. (The)(NON)(S)			69,700	1,555,704

Salix Pharmaceuticals, Ltd.(NON)(S)			11,400	1,781,136

				53,667,150
Real estate investment trusts (REITs) (0.4%)

Gaming and Leisure Properties, Inc.(R)(S)			39,393	1,217,244

Hibernia REIT PLC (Ireland)(NON)(R)			1,899,135	2,759,070

				3,976,314
Real estate management and development (0.5%)

RE/MAX Holdings, Inc. Class A(S)			156,863	4,663,537

				4,663,537
Road and rail (0.6%)

Genesee & Wyoming, Inc. Class A(NON)			22,919	2,184,410

Union Pacific Corp.			31,200	3,382,704

				5,567,114
Semiconductors and semiconductor equipment (3.0%)

Avago Technologies, Ltd.			15,500	1,348,500

Canadian Solar, Inc. (Canada)(NON)			23,800	851,326

Integrated Device Technology, Inc.(NON)			14,753	235,310

Lam Research Corp.			28,000	2,091,600

Marvell Technology Group, Ltd.			66,677	898,806

Micron Technology, Inc.(NON)			579,787	19,863,503

Skyworks Solutions, Inc.			16,200	940,410

				26,229,455
Software (3.6%)

Activision Blizzard, Inc.			59,700	1,241,163

Longtop Financial Technologies, Ltd. ADR (Hong Kong)(F)(NON)			99,123	—

Microsoft Corp.			237,100	10,991,956

Oracle Corp.			250,861	9,602,959

Tableau Software, Inc. Class A(NON)			18,000	1,307,700

TiVo, Inc.(NON)			455,800	5,831,961

Zynga, Inc. Class A(NON)			1,276,663	3,446,990

				32,422,729
Specialty retail (3.0%)

Bed Bath & Beyond, Inc.(NON)(S)			7,681	505,640

Gap, Inc. (The)			20,900	871,321

Home Depot, Inc. (The)			92,800	8,513,472

Lowe's Cos., Inc.			37,400	1,979,208

Michaels Cos., Inc. (The)(NON)(S)			147,800	2,583,544

Office Depot, Inc.(NON)			1,963,245	10,091,079

Sears Hometown and Outlet Stores, Inc.(NON)(S)			33,073	512,632

Tile Shop Holdings, Inc.(NON)(S)			48,207	445,915

TJX Cos., Inc. (The)			25,200	1,491,084

				26,993,895
Technology hardware, storage, and peripherals (6.1%)

Apple, Inc.			418,823	42,196,417

EMC Corp.			74,000	2,165,240

SanDisk Corp.			66,600	6,523,470

Western Digital Corp.			34,000	3,308,880

				54,194,007
Textiles, apparel, and luxury goods (0.1%)

Michael Kors Holdings, Ltd.(NON)			12,000	856,680

				856,680
Thrifts and mortgage finance (0.5%)

Radian Group, Inc.(S)			283,900	4,048,414

				4,048,414
Tobacco (0.5%)

Japan Tobacco, Inc. (Japan)			91,300	2,971,836

Philip Morris International, Inc.			16,331	1,362,005

				4,333,841
Trading companies and distributors (0.4%)

WESCO International, Inc.(NON)(S)			41,100	3,216,486

				3,216,486
Wireless telecommunication services (1.2%)

SoftBank Corp. (Japan)			63,100	4,429,418

Vodafone Group PLC ADR (United Kingdom)			181,500	5,969,534

				10,398,952

Total common stocks (cost $676,636,521)				$849,173,572

PURCHASED OPTIONS OUTSTANDING (1.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Anixter International, Inc. (Call)	Nov-14/$110.00		$195,134	$31,803

DISH Network Corp. (Call)	Jan-15/75.00		57,040	66,105

Fortune Brands Home & Security, Inc. (Call)	Oct-14/30.00		41,823	473,710

Hartford Financial Services Group, Inc. (The) (Call)	Oct-14/32.00		72,608	384,771

Huntsman Corp. (Call)	Oct-14/21.00		295,763	1,484,852

ITT Educational Services, Inc. (Call)	Oct-14/24.00		252,612	—

ITT Educational Services, Inc. (Call)	Oct-14/25.00		133,989	—

Jazz Pharmaceuticals PLC (Call)	Dec-14/170.00		135,782	1,303,507

Jazz Pharmaceuticals PLC (Call)	Dec-14/180.00		120,278	723,740

Jazz Pharmaceuticals PLC (Call)	Dec-14/190.00		135,782	463,992

Lam Research Corp. (Call)	Oct-14/55.00		14,063	277,108

Lions Gate Entertainment Corp. (Call)	Dec-14/37.00		232,839	178,632

Pandora Media, Inc. (Call)	Oct-14/18.00		101,334	633,691

PulteGroup, Inc. (Call)	Dec-14/22.00		351,300	27,072

PulteGroup, Inc. (Call)	Oct-14/21.00		461,090	3,337

PulteGroup, Inc. (Call)	Oct-14/23.00		712,248	1,241

Qihoo 360 Technology Co., Ltd. (Call)	Dec-14/120.00		255,527	19,499

Qihoo 360 Technology Co., Ltd. (Call)	Oct-14/65.00		52,271	211,560

SPDR S&P 500 ETF Trust (Call)	Oct-14/204.00		1,306,075	40,253

SPDR S&P 500 ETF Trust (Call)	Oct-14/203.00		554,211	33,402

SPDR S&P 500 ETF Trust (Call)	Oct-14/205.00		766,200	15,324

SPDR S&P 500 ETF Trust (Put)	Oct-14/192.00		1,725,059	1,939,587

SPDR S&P 500 ETF Trust (Put)	Oct-14/188.00		1,725,059	1,051,009

SPDR S&P 500 ETF Trust (Put)	Oct-14/189.00		1,037,744	730,800

SPDR S&P 500 ETF Trust (Put)	Oct-14/188.00		197,787	120,504

SPDR S&P 500 ETF Trust (Put)	Sep-14/188.00		1,947,081	2

SPDR S&P 500 ETF Trust (Put)	Sep-14/192.00		1,947,081	2

SPDR S&P 500 ETF Trust (Put)	Sep-14/190.00		729,373	1

SPDR S&P 500 ETF Trust (Put)	Sep-14/194.00		729,373	1

SPDR S&P 500 ETF Trust (Put)	Sep-14/190.00		597,934	1

Vodafone Group PLC (Call)	Jan-15/40.00		296,130	51,225

Whirlpool Corp. (Call)	Jan-15/175.00		48,104	39,746

Whirlpool Corp. (Call)	Dec-14/165.00		143,355	185,755

Whirlpool Corp. (Call)	Dec-14/175.00		58,898	31,319

Zynga, Inc. (Call)	Dec-14/4.00		731,677	42,935

Total purchased options outstanding (cost $18,779,299)				$10,566,486

WARRANTS (0.8%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Global Mediacom Tbk PT 144A (Indonesia)	10/4/16	$—	4,970,000	$793,321

JPMorgan Chase & Co.(W)	10/28/18	42.42	75,979	1,527,938

Wells Fargo & Co.(W)	10/28/18	34.01	220,370	4,440,456

Total warrants (cost $3,342,404)				$6,761,715

INVESTMENT COMPANIES (0.7%)(a)
			Shares	Value

iShares Dow Jones U.S. Home Construction Index Fund(S)			114,400	$2,572,856

Market Vectors Gold Miners ETF(S)			62,927	1,343,491

Market Vectors Junior Gold Miners ETF(NON)(S)			69,100	2,323,142

Total investment companies (cost $6,514,812)				$6,239,489

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes
3 3/4s, November 15, 2018(i)			$432,000	$475,921
3/8s, April 15, 2015(i)			417,000	418,393

Total U.S. treasury Obligations (cost $894,314)				$894,314

SHORT-TERM INVESTMENTS (12.4%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)		Shares	84,922,534	$84,922,534

Putnam Short Term Investment Fund 0.06%(AFF)		Shares	20,950,123	20,950,123

SSgA Prime Money Market Fund 0.01%(P)		Shares	3,484,600	3,484,600

U.S. Treasury Bills with an effective yield of zero%, December 18, 2014(SEGSF)			$690,000	689,974

U.S. Treasury Bills with an effective yield of zero%, November 13, 2014(SEGSF)			370,000	369,999

U.S. Treasury Bills with an effective yield of 0.04%, October 23, 2014(SEGSF)			280,000	279,994

Total short-term investments (cost $110,697,244)				$110,697,224

TOTAL INVESTMENTS

Total investments (cost $816,864,594)(b)				$984,332,800

FORWARD CURRENCY CONTRACTS at 9/30/14 (aggregate face value $81,862,916) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	12/17/14	$10,002,165	$10,117,253	$115,088
	Euro	Sell	12/17/14	29,188,249	30,334,667	1,146,418
	Japanese Yen	Sell	11/19/14	22,483,342	24,007,692	1,524,350
UBS AG
	British Pound	Sell	12/17/14	17,090,304	17,403,304	313,000

Total						$3,098,856

WRITTEN OPTIONS OUTSTANDING at 9/30/14 (premiums $10,639,786) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Anixter International, Inc. (Call)	Nov-14/$115.00	$195,134	$19,662
DISH Network Corp. (Call)	Jan-15/85.00	57,040	14,032
ITT Educational Services, Inc. (Call)	Oct-14/26.00	252,612	—
ITT Educational Services, Inc. (Call)	Oct-14/30.00	133,989	—
Jazz Pharmaceuticals PLC (Call)	Dec-14/180.00	271,564	1,697,275
Jazz Pharmaceuticals PLC (Call)	Dec-14/200.00	120,278	277,520
Lions Gate Entertainment Corp. (Call)	Dec-14/39.00	232,839	79,976
PulteGroup, Inc. (Call)	Dec-14/24.00	351,300	11,552
PulteGroup, Inc. (Call)	Oct-14/22.00	461,090	1,531
PulteGroup, Inc. (Call)	Oct-14/25.00	712,248	435
Qihoo 360 Technology Co., Ltd. (Call)	Dec-14/130.00	255,527	9,966
SPDR S&P 500 ETF Trust (Call)	Oct-14/205.00	1,306,075	20,218
SPDR S&P 500 ETF Trust (Call)	Oct-14/205.00	554,211	8,579
SPDR S&P 500 ETF Trust (Put)	Oct-14/190.00	3,450,118	2,826,199
SPDR S&P 500 ETF Trust (Put)	Oct-14/187.00	1,037,744	543,902
SPDR S&P 500 ETF Trust (Put)	Oct-14/186.00	197,787	90,088
SPDR S&P 500 ETF Trust (Put)	Sep-14/190.00	3,894,162	4
SPDR S&P 500 ETF Trust (Put)	Sep-14/192.00	1,458,746	1
SPDR S&P 500 ETF Trust (Put)	Sep-14/188.00	597,934	1
Vodafone Group PLC (Call)	Jan-15/45.00	296,130	30,629
Whirlpool Corp. (Call)	Jan-15/185.00	48,104	18,946
Whirlpool Corp. (Call)	Dec-14/175.00	143,355	76,230
Whirlpool Corp. (Call)	Dec-14/185.00	58,898	13,501
Zynga, Inc. (Call)	Dec-14/5.00	731,677	14,633

Total			$5,754,880

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	115,166	$—	7/28/15	(3 month USD-LIBOR-BBA plus 0.32%)	A basket (DBPTMATR) of common stocks	$(2,141,324)
JPMorgan Chase Bank N.A.
baskets	17,661	—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	(2,413)

Total		$—	$(2,143,737)

Key to holding's currency abbreviations
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $889,156,860.
(b)	The aggregate identified cost on a tax basis is $826,767,018, resulting in gross unrealized appreciation and depreciation of $203,619,000 and $46,053,218, respectively, or net unrealized appreciation of $157,565,782.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,855,885, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$4,120,327	$283,747,375	$266,917,579	$5,579	$20,950,123
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $84,922,534, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $81,713,239. Certain of these securities were sold prior to the close of the reporting period.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
At the close of the reporting period, the fund maintained liquid assets totaling $7,984,871 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $3,961,548 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,607,630 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,340,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$146,418,055	$31,676,576	$4,855,885
Consumer staples	10,417,884	2,971,836	—
Energy	38,111,651	7,681,634	—
Financials	77,008,111	10,883,784	—
Health care	153,508,272	—	—
Industrials	57,735,857	19,356,145	—
Information technology	250,110,668	620,152	—
Materials	24,845,203	—	—
Telecommunication services	5,969,534	6,130,475	—
Utilities	—	871,850	—
Total common stocks	764,125,235	80,192,452	4,855,885
Investment companies	6,239,489	—	—
Purchased options outstanding	15,324	10,551,162	—
U.S. treasury obligations	—	894,314	—
Warrants	5,968,394	793,321	—
Short-term investments	24,434,723	86,262,501	—

Totals by level	$800,783,165	$178,693,750	$4,855,885

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$3,098,856	$—
Written options outstanding	—	(5,754,880)	—
Total return swap contracts	—	(2,143,737)	—

Totals by level	$—	$(4,799,761)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$3,098,856	$—
Equity contracts	17,328,201	7,898,617

Total	$20,427,057	$7,898,617

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$17,700,000
Written equity option contracts (contract amount)		$16,200,000
Forward currency contracts (contract amount)		$88,600,000
OTC total return swap contracts (notional)		$11,000,000
Warrants (number of warrants)		7,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
	Forward currency contracts#	–	–	–	2,785,856	–	–	–	–	313,000	3,098,856
	Purchased options#	140,845	2,071,679	2,658,084	859,193	653,966	3,173,810	730,800	211,560	51,225	10,551,162

	Total Assets	$140,845	$2,071,679	$2,658,084	$3,645,049	$653,966	$3,173,810	$730,800	$211,560	$364,225	$13,650,018

	Liabilities:
	OTC Total return swap contracts*#	–	–	–	–	2,141,324	–	2,413	–	–	2,143,737
	Forward currency contracts#	–	–	–	–	–	–	–	–	–	–
	Written options#	48,328	1,708,827	299,600	95,177	120,272	2,908,145	543,902	–	30,629	5,754,880

	Total Liabilities	$48,328	$1,708,827	$299,600	$95,177	$2,261,596	$2,908,145	$546,315	$–	$30,629	$7,898,617

	Total Financial and Derivative Net Assets	$92,517	$362,852	$2,358,484	$3,549,872	$(1,607,630)	$265,665	$184,485	$211,560	$333,596	$5,751,401
	Total collateral received (pledged)##†	$92,517	$362,852	$2,219,000	$3,490,667	$(1,340,000)	$150,964	$–	$211,560	$319,917
	Net amount	$–	$–	$139,484	$59,205	$(267,630)	$114,701	$184,485	$–	$13,679

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014